Summary of Significant Accounting Policies (Details 4)	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016
RMB:US
Period/year end exchange rate	6.6574	6.8905	6.6679
Period/annual average exchange rate	6.7672	6.7291	6.5984
HKD:US
Period/year end exchange rate	7.7705	7.7705	7.7547
Period/annual average exchange rate	7.7588	7.7588	7.7582